Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income, Net [Abstract]
Components of Other Expense, Net
For the Year ended December 31
millions of dollars 2023 2022
Interest income $

43 $

25
AFUDC

38

52
Pension non-current service cost recovery

35

24
FX gains (losses)

20 (26)
TECO Guatemala Holdings award
(1)
-

63
Other

22

7
$

158 $

145
(1) On December 15, 2022, a payment of $ 63

million was made by the Republic of Guatemala to TECO Energy in satisfaction of the second and final award issued by the International Centre of the Settlement of Investment Disputes tribunal regarding a dispute over
an investment in TGH, a wholly-owned subsidiary of TECO Energy.